Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

February 28, 2021

FEGK6-QTLY-0421
1.9883993.103

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Entertainment - 2.8%
Electronic Arts, Inc.	8,700	$1,165,539
Take-Two Interactive Software, Inc. (a)	14,700	2,711,562
		3,877,101
Interactive Media & Services - 1.6%
Bumble, Inc.	700	47,117
Match Group, Inc. (a)	14,000	2,139,900
		2,187,017

TOTAL COMMUNICATION SERVICES		6,064,118

CONSUMER DISCRETIONARY - 7.5%
Distributors - 1.1%
Pool Corp.	4,500	1,506,465
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	2,400	831,624
Household Durables - 1.5%
D.R. Horton, Inc.	4,900	376,663
Lennar Corp. Class A	2,895	240,198
NVR, Inc. (a)	100	450,084
Tempur Sealy International, Inc.	32,000	1,069,120
		2,136,065
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	9,000	507,780
Etsy, Inc. (a)	7,600	1,674,052
		2,181,832
Multiline Retail - 0.9%
Dollar General Corp.	6,200	1,171,738
Specialty Retail - 1.8%
AutoZone, Inc. (a)	600	695,952
Best Buy Co., Inc.	11,100	1,113,885
Tractor Supply Co.	2,500	397,400
Williams-Sonoma, Inc.	2,100	275,709
		2,482,946

TOTAL CONSUMER DISCRETIONARY		10,310,670

CONSUMER STAPLES - 4.4%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	1,000	1,028,710
Brown-Forman Corp. Class B (non-vtg.)	12,300	880,434
		1,909,144
Food Products - 1.4%
Bunge Ltd.	6,900	528,402
Darling Ingredients, Inc. (a)	14,700	926,688
Lamb Weston Holdings, Inc.	6,596	526,163
		1,981,253
Household Products - 1.4%
Church & Dwight Co., Inc.	19,000	1,496,250
Clorox Co.	2,300	416,415
		1,912,665
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,000	285,860

TOTAL CONSUMER STAPLES		6,088,922

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Renewable Energy Group, Inc. (a)	2,800	217,756
FINANCIALS - 5.8%
Capital Markets - 4.9%
LPL Financial	2,192	288,336
MarketAxess Holdings, Inc.	3,700	2,056,978
Moody's Corp.	1,700	467,313
MSCI, Inc.	7,800	3,233,256
Nordnet AB	5,700	102,708
S&P Global, Inc.	1,300	428,168
Tradeweb Markets, Inc. Class A	1,700	123,743
		6,700,502
Insurance - 0.9%
Arthur J. Gallagher & Co.	6,800	814,640
Progressive Corp.	5,200	446,940
		1,261,580

TOTAL FINANCIALS		7,962,082

HEALTH CARE - 19.9%
Biotechnology - 0.0%
Natera, Inc. (a)	400	46,436
Health Care Equipment & Supplies - 11.3%
DexCom, Inc. (a)	6,300	2,506,014
Edwards Lifesciences Corp. (a)	4,800	398,880
Hologic, Inc. (a)	24,200	1,744,578
IDEXX Laboratories, Inc. (a)	4,200	2,184,714
Intuitive Surgical, Inc. (a)	600	442,080
Masimo Corp. (a)	5,600	1,404,088
Quidel Corp. (a)	4,400	722,744
ResMed, Inc.	20,000	3,855,600
West Pharmaceutical Services, Inc.	8,200	2,301,330
		15,560,028
Health Care Providers & Services - 0.6%
Laboratory Corp. of America Holdings (a)	3,600	863,676
Signify Health, Inc.	300	9,906
		873,582
Health Care Technology - 1.8%
Veeva Systems, Inc. Class A (a)	9,000	2,520,990
Life Sciences Tools & Services - 5.1%
Bio-Rad Laboratories, Inc. Class A (a)	1,100	642,950
Charles River Laboratories International, Inc. (a)	9,100	2,603,874
Joinn Laboratories China Co. Ltd. (H Shares) (b)	400	7,117
Mettler-Toledo International, Inc. (a)	2,500	2,790,125
PerkinElmer, Inc.	5,800	731,322
Sotera Health Co.	8,600	224,890
		7,000,278
Pharmaceuticals - 1.1%
Horizon Therapeutics PLC (a)	13,500	1,227,285
Royalty Pharma PLC	5,850	272,435
		1,499,720

TOTAL HEALTH CARE		27,501,034

INDUSTRIALS - 16.2%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	2,700	1,557,009
Airlines - 0.7%
Southwest Airlines Co.	17,000	988,210
Building Products - 2.6%
Carrier Global Corp.	36,800	1,344,304
Fortune Brands Home & Security, Inc.	5,200	432,328
The AZEK Co., Inc.	19,700	868,967
Trane Technologies PLC	1,500	229,860
Trex Co., Inc. (a)	7,300	668,972
		3,544,431
Commercial Services & Supplies - 2.6%
Cintas Corp.	5,200	1,686,568
Copart, Inc. (a)	17,700	1,932,132
		3,618,700
Construction & Engineering - 0.2%
Quanta Services, Inc.	2,700	226,395
Electrical Equipment - 3.3%
AMETEK, Inc.	8,600	1,014,542
Atkore, Inc. (a)	5,469	369,978
Generac Holdings, Inc. (a)	5,400	1,779,624
Rockwell Automation, Inc.	6,000	1,459,680
		4,623,824
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	1,400	528,668
Machinery - 2.2%
IDEX Corp.	4,400	858,748
Otis Worldwide Corp.	14,800	942,908
Toro Co.	12,100	1,219,317
		3,020,973
Professional Services - 1.9%
CoStar Group, Inc. (a)	1,400	1,153,264
Verisk Analytics, Inc.	8,600	1,409,110
		2,562,374
Road & Rail - 1.2%
Old Dominion Freight Lines, Inc.	7,900	1,696,683

TOTAL INDUSTRIALS		22,367,267

INFORMATION TECHNOLOGY - 39.9%
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	14,200	1,784,656
Keysight Technologies, Inc. (a)	6,600	934,032
Zebra Technologies Corp. Class A (a)	3,300	1,648,119
		4,366,807
IT Services - 5.8%
Adyen BV (a)(b)	6	14,000
Affirm Holdings, Inc.	400	37,224
Black Knight, Inc. (a)	10,000	766,900
Booz Allen Hamilton Holding Corp. Class A	10,500	809,970
EPAM Systems, Inc. (a)	7,700	2,876,797
Global Payments, Inc.	1,800	356,382
Okta, Inc. (a)	6,600	1,725,570
Twilio, Inc. Class A (a)	3,500	1,375,080
		7,961,923
Semiconductors & Semiconductor Equipment - 12.1%
Analog Devices, Inc.	2,300	358,386
Array Technologies, Inc.	1,100	40,788
ASM International NV (Netherlands)	400	107,914
Broadcom, Inc.	700	328,909
Enphase Energy, Inc. (a)	7,600	1,338,056
Entegris, Inc.	24,800	2,609,208
Inphi Corp. (a)	7,100	1,168,589
KLA Corp.	13,400	4,170,481
Lam Research Corp.	3,200	1,815,008
Monolithic Power Systems, Inc.	2,090	782,747
NXP Semiconductors NV	3,700	675,435
Qorvo, Inc. (a)	1,100	192,203
Skyworks Solutions, Inc.	3,500	622,370
SolarEdge Technologies, Inc. (a)	5,800	1,730,198
Teradyne, Inc.	6,500	835,965
		16,776,257
Software - 18.8%
Adobe, Inc. (a)	1,000	459,670
ANSYS, Inc. (a)	6,900	2,352,831
Atlassian Corp. PLC (a)	9,100	2,163,070
C3.Ai, Inc. (c)	200	22,492
Cadence Design Systems, Inc. (a)	23,800	3,357,942
Coupa Software, Inc. (a)	5,500	1,904,430
Datadog, Inc. Class A (a)	1,800	171,738
DocuSign, Inc. (a)	2,500	566,650
Duck Creek Technologies, Inc. (a)(c)	1,300	61,490
Dynatrace, Inc. (a)	17,800	885,728
Fair Isaac Corp. (a)	248	113,472
Five9, Inc. (a)	5,800	1,074,392
Fortinet, Inc. (a)	12,600	2,127,510
Intuit, Inc.	995	388,189
Paycom Software, Inc. (a)	4,400	1,646,656
Proofpoint, Inc. (a)	2,900	350,668
Qualtrics International, Inc.	700	26,600
RingCentral, Inc. (a)	7,900	2,987,464
Synopsys, Inc. (a)	9,500	2,329,495
The Trade Desk, Inc. (a)	3,800	3,060,482
		26,050,969

TOTAL INFORMATION TECHNOLOGY		55,155,956

MATERIALS - 0.5%
Chemicals - 0.5%
Corbion NV	3,300	187,534
Sherwin-Williams Co.	788	536,108
		723,642
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	1,100	280,643
TOTAL COMMON STOCKS
(Cost $79,720,241)		136,672,090

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.07% (d)	1,749,077	1,749,427
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	55,385	55,391
TOTAL MONEY MARKET FUNDS
(Cost $1,804,818)		1,804,818
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $81,525,059)		138,476,908
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(260,987)
NET ASSETS - 100%		$138,215,921

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,117 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$419
Fidelity Securities Lending Cash Central Fund	100
Total	$519

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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